PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and accrued income [abstract]
Schedule of prepaid expenses

	2019	2018
Costs incurred on the performance of a contract (IFRS 15)	1,016,337	912,538
Advertising and publicity	55,695	135,049
Bank guarantee	31,297	40,690
Insurance	25,807	48,865
Contractual prepaid expenses		47,771
Other	124,944	81,590
Total	1,254,080	1,266,503
Current	670,344	743,953
Non-current	583,736	522,550